Impairment charges	12 Months Ended
Sep. 30, 2018
Impairment charges
Impairment charges

Note 6. Impairment charges

Accounting policy

At each balance sheet date, the Group assesses whether there is any objective evidence of impairment of its loan portfolio. An impairment charge is recognised if there is objective evidence that the principal or interest repayments may not be recoverable and when the financial impact of the non-recoverable loan can be reliably measured.

Objective evidence of impairment could include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

The impairment charge is measured as the difference between the loan’s current carrying amount and the present value of its estimated future cash flows. The estimated future cash flows exclude any expected future credit losses which have not yet occurred and are discounted to their present value using the loan’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment is the current effective interest rate.

The impairment charge is recognised in the income statement with a corresponding reduction of the carrying value of the loan through an offsetting provision account (refer to Note 14).

In subsequent periods, objective evidence may indicate that an impairment charge should be reversed. Objective evidence could include a borrower’s credit rating or financial circumstances improving. The impairment charge is reversed in the income statement of that future period and the related provision for impairment is reduced.

Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for impairment, after all possible repayments have been received.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

Critical accounting assumptions and estimates relating to impairment charges are included in Note 14.

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Individually assessed provisions raised	371	610	727	341	581
Write-backs	(150)	(288)	(210)	(131)	(218)
Recoveries	(179)	(168)	(137)	(138)	(121)
Collectively assessed provisions raised	668	699	744	610	628

Impairment charges	710	853	1,124	682	870

Refer to Note 14 for further details on Provisions for impairment charges.